Financial Liabilities at Amortized Cost (Details) - Schedule of Composition of Debt Financial Instruments Issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Letters of credit
Letters of credit for housing	$ 1,433	$ 2,328
Letters of credit for general purposes	11	49
Bonds
Current Bonds	9,358,621	9,265,570
Mortgage bonds
Total	$ 9,360,065	$ 9,267,947